SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Trade receivables	$ 414,263	$ 420,998
GST receivable	5,324	6,691
Total trade receivables	$ 419,587	$ 427,689